Leases and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2011
Leases and Restricted Cash [Abstract]
Capital Lease Obligations

	December 31, 2011 $	December 31, 2010 $

RasGas II LNG Carriers	471,397	470,752
Spanish-Flagged LNG Carrier	—	81,881
Suezmax Tankers	175,650	185,501

Total	647,047	738,134
Less current portion	47,203	267,382

Total	599,844	470,752

Commitment under capital leases of RasGas II LNG Carriers and Suezmax Tankers

Year	Commitment
2012	$24,000
2013	$24,000
2014	$24,000
2015	$24,000
2016	$24,000
Thereafter	$881,128

Year	Commitment
2012	$58,893
2013	$76,443
2014	$31,728
2015	$3,593
2016	$3,551
Thereafter	$26,908

Estimated future minimum rental payments to be received and paid under the lease contracts

Year	Head Lease Receipts (1)	Sublease Payments (1)(2)
2012	$28,859	$24,999
2013	$28,843	$24,999
2014	$28,828	$24,999
2015	$22,188	$24,999
2016	$21,242	$24,999
Thereafter	$260,306	$306,356

Total	$390,266	$431,351

(1)

The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2011, the Partnership had received $120.1 million of aggregate Head Lease receipts and had paid $66.0 million of aggregate Sublease payments. Head Lease receipts are deferred and amortized on a straight line basis over the lease terms and as at December 31, 2011, $35.3 million of Head Lease receipts had been deferred and included in other long-term liabilities in the Partnership’s consolidated balance sheets.

(2)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases

	December 31, 2011 $	December 31, 2010 $

Total minimum lease payments to be received	662,912	701,442
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	554	587
Less unearned revenue	(448,890)	(481,299)

Total	409,541	415,695
Less current portion	6,074	5,635

Total	403,467	410,060